UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch
              Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/03 - 01/31/04

Item 1 - Report to Shareholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Pennsylvania Municipal
                                        Bond Fund

Semi-Annual Report
January 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Pennsylvania Municipal Bond Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


2       MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

A Letter From the President

Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with geopolitical turmoil, unrelenting economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed.

As we entered 2004, the equity markets maintained their positive momentum from year-end 2003. For the six-month and 12-month periods ended January 31, 2004, the Standard & Poor's (S&P) 500 Index returned +15.23% and +34.57%, respectively. In the fixed income markets, investors willing to accept the greatest risk were rewarded the most. This trend held true in the municipal bond market as well, where high yield issues generally outperformed investment grade bonds. For the six-month and 12-month periods ended January 31, 2004, the Lehman Brothers Non-Investment Grade Index of municipal bonds posted respective returns of +9.99% and +15.33%.

The major signposts indicate that we are seeing a shift from economic growth fueled primarily by fiscal and monetary stimulus to a broader-based, self-sustaining economic expansion. Gross domestic product growth, which peaked at an annualized rate of 8.2% in the third quarter of 2003, is estimated at a more sustainable 4% in the fourth quarter. That level of growth is expected to repeat itself in the first quarter of 2004. For its part, the Federal Reserve Board has reiterated its willingness to keep short-term interest rates at current low levels to ensure the economy's strength.

Accompanying the increase in economic activity was an improvement in corporate earnings. By the end of January, 298 of the S&P 500 companies had reported their fourth-quarter results, and 67.4% of those exceeded expectations. In the meantime, the American consumer, who continued to spend despite the faltering economy, may get further incentive from another round of Federal tax refunds in 2004.

At Merrill Lynch Investment Managers, we believe the events and efforts of 2003 leave us with a much stronger economy and recent optimism suggests it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Trustee


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      We maintained a conservative stance throughout the period and focused on enhancing yield and preserving the Fund's net asset value in a highly volatile interest rate environment.

Discuss the recent market environment relative to municipal bonds.

Over the past six months, long-term fixed income interest rates generally declined as the U.S. economy gained strength. Gross domestic product growth expanded at an annualized rate of 8.2% in the third quarter of 2003, with fourth-quarter growth estimated at 4.0%. These figures were well above the 1.4% rate of growth registered in the first quarter of 2003. Improving economic conditions benefited equity markets, as the Standard & Poor's 500 Index, a widely recognized measure of U.S. stock market performance, returned +15.23% for the six months ended January 31, 2004. Despite the strong growth, the Federal Reserve Board seemed apt to leave short-term interest rates at their current low levels, citing subdued employment growth and the absence of material inflationary pressures.

While short-term interest rates remained at historic lows, long-term interest rates generally declined over the past six months. At the end of January 2004, long-term U.S. Treasury bond yields stood at 4.96%, having dropped 40 basis points (.40%) from six months earlier. In the tax-exempt bond market, long-term revenue bond yields also fell 40 basis points to 5.02%, as measured by the Bond Buyer Revenue Bond Index. Both 30-year and 10-year Aaa-rated municipal issues -- the highest rated -- saw their yields decrease approximately 50 basis points during the six-month period ended January 31, 2004, as reported by Municipal Market Data.

Although improving U.S. equity valuations took some attention away from fixed income markets, overall demand for tax-exempt products remained positive. With tax-exempt money market rates at or below 1% and low nominal municipal bond yields in general, many investors have moved increasingly further out on the municipal yield curve to generate the desired level of tax-exempt income. This gravitation toward longer maturities helped support the strong demand and performance exhibited by tax-exempt products during the period.

The municipal bond market's performance also benefited from a notable improvement in supply/demand dynamics. In recent months, the pace of new municipal bond issuance has greatly declined. For the 12 months ended January 31, 2004, municipalities issued more than $375 billion in new securities, an increase of approximately 5% compared to last year's issuance. Clearly, municipalities viewed the historically low interest rates over the past year as an opportunity to finance existing infrastructure needs and to refinance outstanding, higher-coupon debt. Over the past six months, however, new issuance fell 11.5% compared to the same period a year earlier. The decline was even more pronounced in the last three months, with a decrease of more than 13% compared to the same three months last year. This decline in supply helped strengthen the municipal market's positive technical position and enhanced recent performance. New-issue supply is expected to remain manageable in early 2004 and should help support the tax-exempt bond market's position as an attractive fixed income investment alternative.

Describe conditions in the Commonwealth of Pennsylvania.

Despite recession and slow growth in the past few years, the Commonwealth of Pennsylvania managed to protect its Aa2/AA/AA credit ratings from the national rating agencies. This is attributed to its conservative budgeting practices, maintenance of a relatively low debt burden and a more service-diversified economy. In fiscal year 2001-2002, prolonged weakness resulted in the full use of the commonwealth's rainy-day reserves to balance the budget. In fiscal year 2002-2003, a combination of tax increases (cigarettes), one-time measures and appropriation cuts resulted in a balanced budget.

The tightly balanced 2003-2004 budget, passed five months late in December 2003, includes increases in personal income taxes (from 2.8% to 3.1%) and beer taxes. Under Governor Rendell's plan, Pennsylvania would assume a larger portion of school funding to allow for local property-tax relief. The proposed fiscal 2004-2005 budget has been presented to the legislature and calls for a 4.1% increase over the prior year's spending plan, focused largely on quality-of-life issues with the goal of attracting more employers and residents to the Keystone State.


4       MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended January 31, 2004, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +5.86%, +5.75%, +5.69% and +6.02%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the most part, Fund returns exceeded the +5.73% return of the unmanaged benchmark Lehman Brothers Municipal Bond Index for the same period.

The Fund outperformed its comparable Lipper category of Pennsylvania Municipal Debt Funds, which had an average return of +5.27% for the six-month period. (Funds in this Lipper category limit their investment to those securities exempt from taxation in the Commonwealth of Pennsylvania.) During the period, we continued to focus on enhancing the Fund's dividend yield and reducing net asset value volatility in a highly variable interest rate environment. This focus on generating income for our shareholders was apparent in the Fund's yield, which was above that of many of its peers for the period.

What changes were made to the portfolio during the period?

During the period, we collapsed an existing non-callable derivative position in order to establish a new derivative position that we believed would generate greater income for our shareholders. The new position consisted of higher-yielding, less price-sensitive callable bonds.

In the past six months, several of the Fund's higher-coupon housing bonds were called. Until these positions can be replaced with bonds that we believe possess attractive risk/reward characteristics, we expect that this may adversely affect the Fund's yield. Unfortunately, the majority of new Pennsylvania issues that came to market during the period were intermediate maturities and lower coupons.

How would you characterize the portfolio's position at the close of the period?

We expect that the municipal market will continue to experience periods of volatility, with interest rates moving to higher levels some time in the first half of 2004. This is based on our view that economic growth will be favorable, and economic data should make this clear to the market in the months ahead.

With that said, we believe that the municipal market will outperform the Treasury market, but with tepid returns. The growing appetite for tax-exempt income on the part of property and casualty insurance companies and individual investors should help to cushion the municipal market from the impact of rising interest rates. Under these conditions, we feel that maintaining a defensive market position by focusing on premium-coupon bonds in the 20-year - 25-year maturity range is a prudent investment strategy that should moderate the downside potential to the Fund's net asset value in a rising interest rate environment.

William R. Bock
Vice President and Portfolio Manager

February 12, 2004


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004       5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                            10-Year/
                                                           6-Month        12-Month      Since Inception    Standardized
As of January 31, 2004                                  Total Return    Total Return      Total Return     30-Day Yield
=======================================================================================================================
ML Pennsylvania Municipal Bond Fund Class A Shares*        +5.86%          +7.01%            +77.67%            3.47%
-----------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class B Shares*        +5.75           +6.58             +60.83             3.20
-----------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class C Shares*        +5.69           +6.48             +69.34             3.10
-----------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class I Shares*        +6.02           +7.11             +69.19             3.56
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                     +5.73           +6.19         +78.50/+91.05            --
-----------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's 10-year/since inception periods are 10 years for Class B & Class I Shares and from 10/21/94 for Class A & Class C Shares.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. Ten-year/since inception total returns are for 10 years and from 10/31/94.


6       MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/04                                +7.01%          +2.73%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                              +4.99           +4.13
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                       +6.39           +5.92
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                      Return            Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/04                                 +6.58%           +2.58%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                               +4.56            +4.22
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                                +4.87            +4.87
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/04                                +6.48%          +5.48%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                              +4.45           +4.45
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                       +5.84           +5.84
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                  Return Without    Return With
                                                   Sales Charge   Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 1/31/04                                 +7.11%         +2.82%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                               +5.09          +4.23
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                                +5.40          +4.97
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004       7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

             S&P         Moody's        Face
             Ratings     Ratings        Amount   Municipal Bonds                                                            Value
===================================================================================================================================
Pennsylvania--86.9%
-----------------------------------------------------------------------------------------------------------------------------------
             AAA         Aaa            $4,785   Allegheny County, Pennsylvania, IDA, Commercial Development Revenue
                                                 Refunding Bonds (MPB Associates Project), 7.70% due 12/01/2013 (d)        $  6,067
             ----------------------------------------------------------------------------------------------------------------------
             BBB+        Baa1            1,500   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue
                                                 Refunding Bonds (USX Corporation), 6.10% due 7/15/2020                       1,572
             ----------------------------------------------------------------------------------------------------------------------
             NR*         NR*             1,000   Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment
                                                 Revenue Bonds (Waterfront Project), Series A, 6.30% due 12/15/2018           1,090
             ----------------------------------------------------------------------------------------------------------------------
             BBB+        NR*             1,000   Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood
                                                 Village Project), Series A, 6% due 10/01/2027                                1,034
             ----------------------------------------------------------------------------------------------------------------------
             BBB         Baa2            1,000   Delaware County, Pennsylvania, Hospital Authority Revenue Bonds, GO
                                                 (Crozer-Chester Medical Center), 6.25% due 12/15/2022                        1,030
             ----------------------------------------------------------------------------------------------------------------------
             AA-         Aa2             1,000   Delaware Valley, Pennsylvania, Regional Finance Authority, Local
                                                 Government Revenue Bonds, 5.75% due 7/01/2032                                1,163
             ----------------------------------------------------------------------------------------------------------------------
             NR*         Aaa             2,200   Downingtown, Pennsylvania, Area School District, GO, Refunding, 5.70%
                                                 due 3/01/2021 (a)                                                            2,450
             ----------------------------------------------------------------------------------------------------------------------
             NR*         NR*               920   Erie, Western Pennsylvania Port Authority Revenue Bonds, 6.875% due
                                                 6/15/2016                                                                      962
             ----------------------------------------------------------------------------------------------------------------------
             A-          NR*             1,000   Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                                                 (Lancaster General Hospital Project), 5.50% due 3/15/2026                    1,019
             ----------------------------------------------------------------------------------------------------------------------
             A           A2              1,500   Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue
                                                 Bonds (Lehigh Valley Health Network), Series A, 5.25% due 7/01/2032          1,500
             ----------------------------------------------------------------------------------------------------------------------
             BBB         Baa2            2,250   Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue
                                                 Refunding Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033    2,266
             ----------------------------------------------------------------------------------------------------------------------
             AAA         Aaa             2,000   Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Refunding
                                                 Bonds (Pennsylvania Gas and Water Company Project), AMT, Series A, 7%
                                                 due 12/01/2017 (a)                                                           2,129
             ----------------------------------------------------------------------------------------------------------------------
                                                 Mifflin County, Pennsylvania, Hospital Authority Revenue Refunding Bonds
                                                 (Lewiston Hospital)(h):
             AA          NR*             2,550         6.40% due 7/01/2020                                                    2,906
             AA          NR*             1,000         6.20% due 7/01/2030                                                    1,103
             ----------------------------------------------------------------------------------------------------------------------
             AAA         Aaa             2,500   Pennsylvania Convention Center, Revenue Refunding Bonds, Series A, 6.75%
                                                 due 9/01/2019 (f)                                                            2,629
             ----------------------------------------------------------------------------------------------------------------------
             NR*         NR*             1,000   Pennsylvania Economic Development Financing Authority, Exempt Facilities
                                                 Revenue Bonds (National Gypsum Company), AMT, Series B, 6.125% due
                                                 11/01/2027                                                                   1,016
             ----------------------------------------------------------------------------------------------------------------------
             A           Baa3            2,000   Pennsylvania Economic Development Financing Authority Revenue Bonds
                                                 (30th Station Garage Project), AMT, 5.875% due 6/01/2033                     2,105
             ----------------------------------------------------------------------------------------------------------------------
             BBB         Baa2            4,000   Pennsylvania Economic Development Financing Authority, Wastewater
                                                 Treatment Revenue Bonds (Sun Company Inc.--R & M Project), AMT, Series A,
                                                 7.60% due 12/01/2024                                                         4,250

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
RIB         Residual Interest Bonds
RITR        Residual Interest Trust Receipts
S/F         Single-Family


8       MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

Schedule of Investments (continued)                               (in Thousands)

             S&P         Moody's     Face
             Ratings     Ratings     Amount      Municipal Bonds                                                            Value
===================================================================================================================================
Pennsylvania (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
             AA+         Aa2            $1,070   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 59A,
                                                 5.80% due 10/01/2029                                                      $  1,110
             ----------------------------------------------------------------------------------------------------------------------
             AA+         Aa2             2,000   Pennsylvania HFA, S/F Revenue Refunding Bonds, AMT, Series 73A, 5.45%
                                                 due 10/01/2032                                                               2,068
             ----------------------------------------------------------------------------------------------------------------------
             NR*         Aaa             1,500   Pennsylvania State, GO, RIB, Series 465X, 10.27% due 10/01/2019 (f)(i)       1,911
             ----------------------------------------------------------------------------------------------------------------------
                                                 Pennsylvania State, GO, Refunding:
             AAA         Aaa             4,000         First Series, 6% due 1/15/2017 (f)                                     4,670
             AAA         Aaa             1,000         Second Series, 5% due 10/01/2010 (c)                                   1,130
             ----------------------------------------------------------------------------------------------------------------------
             A-          NR*             2,000   Pennsylvania State Higher Educational Facilities Authority, College and
                                                 University Revenue Refunding Bonds (Ursinus College), 5.90% due
                                                 1/01/2007 (g)                                                                2,268
             ----------------------------------------------------------------------------------------------------------------------
             BBB+        NR*               500   Pennsylvania State Higher Educational Facilities Authority, Revenue
                                                 Refunding Bonds (Widener University), 5.375% due 7/15/2029                     505
             ----------------------------------------------------------------------------------------------------------------------
             AAA         Aaa             1,500   Pennsylvania State Public School Building Authority, School Lease Revenue
                                                 Bonds (The School District of Philadelphia Project), 5% due 6/01/2033 (d)    1,545
             ----------------------------------------------------------------------------------------------------------------------
             AAA         NR*             2,500   Pennsylvania State Public School Building Authority, School Revenue
                                                 Bonds, DRIVERS, Series 371, 9.242% due 6/01/2011 (d)(i)                      2,792
             ----------------------------------------------------------------------------------------------------------------------
             AAA         NR*             2,500   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds,
                                                 DRIVERS, Series 366, 9.741% due 6/01/2011 (f)(i)                             2,965
             ----------------------------------------------------------------------------------------------------------------------
                                                 Philadelphia, Pennsylvania, Authority for Industrial Development, Senior
                                                 Living Revenue Bonds:
             NR*         Baa2              500         (Rieder House Project), Series A, 6.10% due 7/01/2033                    485
             NR*         Baa2              500         (Saligman House Project), Series C, 6.10% due 7/01/2033                  485
             ----------------------------------------------------------------------------------------------------------------------
             AAA         Aaa             2,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%
                                                 due 5/15/2020 (b)(f)                                                         2,533
             ----------------------------------------------------------------------------------------------------------------------
             AAA         Aaa             1,000   Philadelphia, Pennsylvania, GO, Series A, 5% due 2/15/2010 (j)               1,112
             ----------------------------------------------------------------------------------------------------------------------
             AAA         NR*             3,000   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                                                 Authority, Hospital Revenue Refunding Bonds (Presbyterian Medical
                                                 Center), 6.65% due 12/01/2019 (b)                                            3,788
             ----------------------------------------------------------------------------------------------------------------------
             A           NR*             1,000   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Beech
                                                 Student Housing Complex), Series A, 5.50% due 7/01/2035                      1,019
             ----------------------------------------------------------------------------------------------------------------------
             AAA         Aaa             4,400   Philadelphia, Pennsylvania, School District, GO, Series A, 5.75% due
                                                 2/01/2030 (d)                                                                4,905
             ----------------------------------------------------------------------------------------------------------------------
             A-          NR*             2,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                                                 Bonds (Guthrie Health), Series A, 5.875% due 12/01/2031                      2,085
             ----------------------------------------------------------------------------------------------------------------------
             NR*         Aa3             1,745   South Central Pennsylvania, General Authority, Revenue Refunding Bonds
                                                 (Wellspan Health Obligated), 5.625% due 5/15/2026                            1,820
             ----------------------------------------------------------------------------------------------------------------------
             AAA         Aaa             1,500   Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                                 (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)           1,795

===================================================================================================================================
Guam--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
             B+          Ba3               500   Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75% due
                                                 10/01/2033                                                                     512

===================================================================================================================================
Puerto Rico--8.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                                                 Refunding Bonds:
             BBB         Baa2            1,345         5.375% due 5/15/2033                                                   1,283
             BBB         Baa2            1,280         5.625% due 5/15/2043                                                   1,217
             ----------------------------------------------------------------------------------------------------------------------
             AAAr        Aaa             2,000   Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 10.233%
                                                 due 7/01/2016 (f)(i)                                                         2,683
             ----------------------------------------------------------------------------------------------------------------------
                                                 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN:
             A-          A3              1,000         5.125% due 7/01/2024                                                   1,033
             A-          A3              1,000         5.125% due 7/01/2029                                                   1,027


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004       9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

             S&P         Moody's     Face
             Ratings     Ratings     Amount      Municipal Bonds                                                            Value
===================================================================================================================================
Virgin Islands--1.8%
-----------------------------------------------------------------------------------------------------------------------------------
             BBB-        Baa3           $1,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                                 (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                          $ 1,080
             ----------------------------------------------------------------------------------------------------------------------
             BBB-        Baa3              500   Virgin Islands Public Finance Authority, Refinery Facilities Revenue
                                                 Bonds (Hovensa Refinery), AMT, 6.125% due 7/01/2022                            528
             ----------------------------------------------------------------------------------------------------------------------
                                                 Total Municipal Bonds (Cost--$79,264)--97.4%                                86,645
             ======================================================================================================================

                                     Shares
                                     Held        Short-Term Securities
             ======================================================================================================================
                                           315   CMA Pennsylvania Municipal Money Fund (e)                                      315
             ----------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities (Cost--$315)--0.3%                                 315
===================================================================================================================================
             Total Investments (Cost--$79,579)--97.7%                                                                        86,960

             Unrealized Appreciation on Forward Interest Rate Swaps--Net**--0.0%                                                 23

             Other Assets Less Liabilities--2.3%                                                                              2,006
                                                                                                                            -------
             Net Assets--100.0%                                                                                             $88,989
                                                                                                                            =======

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FSA Insured.
(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund               (4,188)          $6
      --------------------------------------------------------------------------

(f)   MBIA Insured.
(g)   Prerefunded.
(h)   Radian Insured.
(i) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2004.
(j)   XL Capital Insured.
*     Not Rated.
** Forward interest rate swaps entered into as of January 31, 2004 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                    Unrealized
                                                    Notional       Appreciation
                                                     Amount       (Depreciation)
      --------------------------------------------------------------------------
      Receive a variable rate equal to
        7-Day Bond Market Association
        Municipal Swap Index rate and pay a
        fixed rate of 4.19%

      Broker, Morgan Stanley Capital
        Services Inc.
        Expires March 2024                          $6,300                 $(2)

      Receive a variable rate equal to
        7-Day Bond Market Association
        Municipal Swap Index rate and pay a
        fixed rate of 3.486%

      Broker, J.P. Morgan Chase Bank
        Expires April 2014                          $2,700                  25
      --------------------------------------------------------------------------
      Total                                                                $23
                                                                           ===

      See Notes to Financial Statements.


10      MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

Statement of Assets and Liabilities

As of January 31, 2004
=====================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------
                          Investments, at value (identified cost--$79,579,222) .....                     $ 86,960,470
                          Cash .....................................................                           64,021
                          Unrealized appreciation on forward interest rate swaps ...                           24,648
                          Receivables:
                             Interest ..............................................    $  1,060,807
                             Securities sold .......................................       1,056,371
                             Beneficial interest sold ..............................          71,276
                             Dividends from affiliates .............................               3        2,188,457
                                                                                        ------------
                          Prepaid registration fees and other assets ...............                            8,729
                                                                                                         ------------
                          Total assets .............................................                       89,246,325
                                                                                                         ------------
=====================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------
                          Unrealized depreciation on forward interest rate swaps ...                            1,884
                          Payables:
                             Dividends to shareholders .............................          98,971
                             Beneficial interest redeemed ..........................          70,182
                             Investment adviser ....................................          46,653
                             Distributor ...........................................          24,985
                             Other affiliates ......................................          14,883          255,674
                                                                                        -----------------------------
                          Total liabilities ........................................                          257,558
                                                                                                         ------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                          Net assets ...............................................                     $ 88,988,767
                                                                                                         ============
=====================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------
                          Class A Shares of beneficial interest, $.10 par value,
                          unlimited number of shares authorized ....................                     $    235,037
                          Class B Shares of beneficial interest, $.10 par value,
                          unlimited number of shares authorized ....................                          320,761
                          Class C Shares of beneficial interest, $.10 par value,
                          unlimited number of shares authorized ....................                          119,416
                          Class I Shares of beneficial interest, $.10 par value,
                          unlimited number of shares authorized ....................                          103,175
                          Paid-in capital in excess of par .........................                       83,336,649
                          Undistributed investment income--net .....................    $     51,097
                          Accumulated realized capital losses on investments--net ..      (2,581,380)
                          Unrealized appreciation on investments--net ..............       7,404,012
                                                                                        ------------
                          Total accumulated earnings--net ..........................                        4,873,729
                                                                                                         ------------
                          Net Assets ...............................................                     $ 88,988,767
                                                                                                         ============
=====================================================================================================================
Net Asset Value
---------------------------------------------------------------------------------------------------------------------
                          Class A--Based on net assets of $26,892,272 and
                          2,350,368 shares of beneficial interest outstanding ......                     $      11.44
                                                                                                         ============
                          Class B--Based on net assets of $36,657,272 and
                          3,207,611 shares of beneficial interest outstanding ......                     $      11.43
                                                                                                         ============
                          Class C--Based on net assets of $13,647,832 and
                          1,194,163 shares of beneficial interest outstanding ......                     $      11.43
                                                                                                         ============
                          Class I--Based on net assets of $11,791,391 and
                          1,031,753 shares of beneficial interest outstanding ......                     $      11.43
                                                                                                         ============

      See Notes to Financial Statements.


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004      11

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Six Months Ended January 31, 2004
=====================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------
                          Interest .................................................                     $  2,431,787
                          Dividends from affiliates ................................                            5,798
                                                                                                         ------------
                          Total income .............................................                        2,437,585
                                                                                                         ------------
=====================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------
                          Investment advisory fees .................................    $    249,048
                          Account maintenance and distribution fees--Class B .......         100,004
                          Account maintenance and distribution fees--Class C .......          40,535
                          Accounting services ......................................          39,796
                          Professional fees ........................................          29,792
                          Printing and shareholder reports .........................          25,330
                          Account maintenance fees--Class A ........................          12,779
                          Transfer agent fees--Class B .............................          12,510
                          Registration fees ........................................           9,890
                          Transfer agent fees--Class A .............................           6,901
                          Trustees' fees and expenses ..............................           4,823
                          Transfer agent fees--Class C .............................           4,244
                          Custodian fees ...........................................           3,722
                          Pricing fees .............................................           3,290
                          Transfer agent fees--Class I .............................           3,098
                          Other ....................................................           6,512
                                                                                        ------------
                          Total expenses before reimbursement ......................         552,274
                          Reimbursement of expenses ................................          (7,716)
                                                                                        ------------
                          Total expenses after reimbursement .......................                          544,558
                                                                                                         ------------
                          Investment income--net ...................................                        1,893,027
                                                                                                         ------------
=====================================================================================================================
Realized & Unrealized Gain on Investments--Net
---------------------------------------------------------------------------------------------------------------------
                          Realized gain on investments--net ........................                          591,561
                          Change in unrealized appreciation on investments--net ....                        2,551,076
                                                                                                         ------------
                          Total realized and unrealized gain on investments--net ...                        3,142,637
                                                                                                         ------------
                          Net Increase in Net Assets Resulting from Operations .....                     $  5,035,664
                                                                                                         ============

      See Notes to Financial Statements.


12      MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

Statements of Changes in Net Assets

                                                                                        For the Six        For the
                                                                                        Months Ended      Year Ended
                                                                                         January 31,       July 31,
Increase (Decrease) in Net Assets:                                                          2004             2003
=====================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------
                       Investment income--net ......................................    $  1,893,027     $  4,144,696
                       Realized gain on investments--net ...........................         591,561          356,164
                       Change in unrealized appreciation on investments--net .......       2,551,076       (1,374,424)
                                                                                        -----------------------------
                       Net increase in net assets resulting from operations ........       5,035,664        3,126,436
                                                                                        -----------------------------
=====================================================================================================================
Dividends to Shareholders
---------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ..................................................        (566,016)        (964,384)
                          Class B ..................................................        (807,778)      (2,139,645)
                          Class C ..................................................        (265,337)        (477,116)
                          Class I ..................................................        (260,694)        (560,042)
                                                                                        -----------------------------
                       Net decrease in net assets resulting from dividends to
                       shareholders ................................................      (1,899,825)      (4,141,187)
                                                                                        -----------------------------
=====================================================================================================================
Beneficial Interest Transactions
---------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from beneficial
                       interest transactions .......................................      (5,310,919)          49,289
                                                                                        -----------------------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ................................      (2,175,080)        (965,462)
                       Beginning of period .........................................      91,163,847       92,129,309
                                                                                        -----------------------------
                       End of period* ..............................................    $ 88,988,767     $ 91,163,847
                                                                                        =============================
                          * Undistributed investment income--net ...................    $     51,097     $     57,895
                                                                                        =============================

      See Notes to Financial Statements.


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004      13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                                Class A
                                                                 ------------------------------------------------------------------
The following per share data and ratios have been derived        For the Six                          For the
from information provided in the financial statements.           Months Ended                  Year Ended July 31,++
                                                                  January 31,     -------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2004           2003          2002         2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
          Net asset value, beginning of period ..................  $  11.05       $  11.17      $  11.00     $  10.55      $  10.92
                                                                   ----------------------------------------------------------------
          Investment income--net ................................       .25+           .53+          .53          .53           .53
          Realized and unrealized gain (loss) on investments--net       .39           (.12)          .17          .45          (.31)
                                                                   ----------------------------------------------------------------
          Total from investment operations ......................       .64            .41           .70          .98           .22
                                                                   ----------------------------------------------------------------
          Less dividends and distributions:
             Investment income--net .............................      (.25)          (.53)         (.53)        (.53)         (.53)
             In excess of realized gain on investments--net .....        --             --            --           --          (.06)
                                                                   ----------------------------------------------------------------
          Total dividends and distributions .....................      (.25)          (.53)         (.53)        (.53)         (.59)
                                                                   ----------------------------------------------------------------
          Net asset value, end of period ........................  $  11.44       $  11.05      $  11.17     $  11.00      $  10.55
                                                                   ================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
          Based on net asset value per share ....................      5.86%@         3.69%         6.50%        9.51%         2.25%
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
          Expenses, net of reimbursement ........................       .96%*          .98%         1.00%         .95%          .91%
                                                                   ================================================================
          Expenses ..............................................       .97%*          .99%         1.00%         .95%          .91%
                                                                   ================================================================
          Investment income--net ................................      4.40%*         4.69%         4.78%        4.91%         5.09%
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (in thousands) ..............  $ 26,892       $ 23,460      $ 16,295     $ 12,121      $  6,673
                                                                   ================================================================
          Portfolio turnover ....................................     39.52%         34.92%        30.23%       73.23%        51.32%
                                                                   ================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14      MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

                                                                                                Class B
                                                                 ------------------------------------------------------------------
The following per share data and ratios have been derived        For the Six                           For the
from information provided in the financial statements.           Months Ended                    Year Ended July 31,
                                                                  January 31,     -------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2004           2003          2002         2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
          Net asset value, beginning of period ..................  $  11.03       $  11.16      $  10.99     $  10.54      $  10.90
                                                                   ----------------------------------------------------------------
          Investment income--net ................................       .23+           .49+          .48          .49           .48
          Realized and unrealized gain (loss) on investments--net       .40           (.14)          .17          .45          (.30)
                                                                   ----------------------------------------------------------------
          Total from investment operations ......................       .63            .35           .65          .94           .18
                                                                   ----------------------------------------------------------------
          Less dividends and distributions:
             Investment income--net .............................      (.23)          (.48)         (.48)        (.49)         (.48)
             In excess of realized gain on investments--net .....        --             --            --           --          (.06)
                                                                   ----------------------------------------------------------------
          Total dividends and distributions .....................      (.23)          (.48)         (.48)        (.49)         (.54)
                                                                   ----------------------------------------------------------------
          Net asset value, end of period ........................  $  11.43       $  11.03      $  11.16     $  10.99      $  10.54
                                                                   ================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
          Based on net asset value per share ....................      5.75%@         3.18%         6.07%        9.07%         1.92%
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
          Expenses, net of reimbursement ........................      1.36%*         1.39%         1.40%        1.35%         1.32%
                                                                   ================================================================
          Expenses ..............................................      1.38%*         1.40%         1.40%        1.35%         1.32%
                                                                   ================================================================
          Investment income--net ................................      4.01%*         4.31%         4.36%        4.52%         4.69%
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (in thousands) ..............  $ 36,657       $ 43,099      $ 54,421     $ 60,252      $ 68,723
                                                                   ================================================================
          Portfolio turnover ....................................     39.52%         34.92%        30.23%       73.23%        51.32%
                                                                   ================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004      15

[LOGO] Merrill Lynch Investment Managers

                                                                                               Class C
                                                                 ------------------------------------------------------------------
The following per share data and ratios have been derived        For the Six                           For the
from information provided in the financial statements.           Months Ended                    Year Ended July 31,
                                                                  January 31,     -------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2004           2003          2002         2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
          Net asset value, beginning of period ..................  $  11.03       $  11.16      $  10.99     $  10.54      $  10.90
                                                                   ----------------------------------------------------------------
          Investment income--net ................................       .22+           .47+          .47          .48           .47
          Realized and unrealized gain (loss) on investments--net       .40           (.13)          .17          .45          (.30)
                                                                   ----------------------------------------------------------------
          Total from investment operations ......................       .62            .34           .64          .93           .17
                                                                   ----------------------------------------------------------------
          Less dividends and distributions:
             Investment income--net .............................      (.22)          (.47)         (.47)        (.48)         (.47)
             In excess of realized gain on investments--net .....        --             --            --           --          (.06)
                                                                   ----------------------------------------------------------------
          Total dividends and distributions .....................      (.22)          (.47)         (.47)        (.48)         (.53)
                                                                   ----------------------------------------------------------------
          Net asset value, end of period ........................  $  11.43       $  11.03      $  11.16     $  10.99      $  10.54
                                                                   ================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
          Based on net asset value per share ....................      5.69%@         3.07%         5.96%        8.97%         1.82%
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
          Expenses, net of reimbursement ........................      1.46%*         1.49%         1.51%        1.45%         1.42%
                                                                   ================================================================
          Expenses ..............................................      1.48%*         1.49%         1.51%        1.45%         1.42%
                                                                   ================================================================
          Investment income--net ................................      3.90%*         4.18%         4.27%        4.42%         4.60%
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (in thousands) ..............  $ 13,648       $ 13,309      $  9,309     $  7,007      $  5,874
                                                                   ================================================================
          Portfolio turnover ....................................     39.52%         34.92%        30.23%       73.23%        51.32%
                                                                   ================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

Financial Highlights (concluded)

                                                                                                Class I
                                                                 ------------------------------------------------------------------
The following per share data and ratios have been derived        For the Six                          For the
from information provided in the financial statements.           Months Ended                   Year Ended July 31,++
                                                                  January 31,     -------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2004           2003          2002         2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
          Net asset value, beginning of period ..................  $  11.03       $  11.16      $  10.99     $  10.54      $  10.90
                                                                   ----------------------------------------------------------------
          Investment income--net ................................       .26+           .54+          .54          .54           .54
          Realized and unrealized gain (loss) on investments--net       .40           (.13)          .17          .45          (.30)
                                                                   ----------------------------------------------------------------
          Total from investment operations ......................       .66            .41           .71          .99           .24
                                                                   ----------------------------------------------------------------
          Less dividends and distributions:
             Investment income--net .............................      (.26)          (.54)         (.54)        (.54)         (.54)
             In excess of realized gain on investments--net .....        --             --            --           --          (.06)
                                                                   ----------------------------------------------------------------
          Total dividends and distributions .....................      (.26)          (.54)         (.54)        (.54)         (.60)
                                                                   ----------------------------------------------------------------
          Net asset value, end of period ........................  $  11.43       $  11.03      $  11.16     $  10.99      $  10.54
                                                                   ================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
          Based on net asset value per share ....................      6.02%@         3.69%         6.61%        9.63%         2.44%
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
          Expenses, net of reimbursement ........................       .86%*          .88%          .90%         .84%          .81%
                                                                   ================================================================
          Expenses ..............................................       .87%*          .89%          .90%         .84%          .81%
                                                                   ================================================================
          Investment income--net ................................      4.51%*         4.81%         4.88%        5.03%         5.20%
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (in thousands) ..............  $ 11,791       $ 11,296      $ 12,104     $ 13,578      $ 14,494
                                                                   ================================================================
          Portfolio turnover ....................................     39.52%         34.92%        30.23%       73.23%        51.32%
                                                                   ================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004      17

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Pennsylvania Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of normal, recurring nature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Swap agreements are valued by quoted fair values received daily by the Fund from the counterparty. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.


18      MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the six months ended January 31, 2004, FAM reimbursed the Fund in the amount of $7,716.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class A ................................             .10%               --
Class B ................................             .25%              .25%
Class C ................................             .25%              .35%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  948               $7,862
Class I ..............................               $   24               $  268
--------------------------------------------------------------------------------

For the six months ended January 31, 2004, MLPF&S received contingent deferred sales charges of $16,454 and $884 relating to transactions in Class B and Class C Shares, respectively.


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004      19

[LOGO] Merrill Lynch Investment Managers

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2004, the Fund reimbursed FAM $921 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2004 were $34,341,109 and $33,869,904, respectively.

Net realized gains for the six months ended January 31, 2004 and net unrealized gains as of January 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                    Realized          Unrealized
                                                      Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ....................         $   58,559         $7,381,248
Forward interest rate swaps ..............            533,002             22,764
                                                   -----------------------------
Total ....................................         $  591,561         $7,404,012
                                                   =============================

As of January 31, 2004, net unrealized appreciation for Federal income tax purposes aggregated $7,385,765, of which $7,415,055 related to appreciated securities and $29,290 related to depreciated securities. The aggregate cost of investments at January 31, 2004 for Federal income tax purposes was $79,574,705.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(5,310,919) and $49,289 for the six months ended January 31, 2004 and for the year ended July 31, 2003, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            40,694       $    460,643
Automatic conversion of shares ...........           336,211          3,773,023
Shares issued to shareholders in
  reinvestment of dividends ..............            24,384            275,304
                                                  -----------------------------
Total issued .............................           401,289          4,508,970
Shares redeemed ..........................          (174,602)        (1,959,194)
                                                  -----------------------------
Net increase .............................           226,687       $  2,549,776
                                                  =============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           127,366       $  1,430,014
Automatic conversion of shares ...........           685,816          7,757,166
Shares issued to shareholders in
  reinvestment of dividends ..............            42,608            480,285
                                                  -----------------------------
Total issued .............................           855,790          9,667,465
Shares redeemed ..........................          (190,556)        (2,147,504)
                                                  -----------------------------
Net increase .............................           665,234       $  7,519,961
                                                  =============================



20      MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            45,858       $    512,879
Shares issued to shareholders in
  reinvestment of dividends ..............            35,433            399,032
                                                  -----------------------------
Total issued .............................            81,291            911,911
Automatic conversion of shares ...........          (336,615)        (3,773,023)
Shares redeemed ..........................          (443,068)        (4,970,281)
                                                  -----------------------------
Net decrease .............................          (698,392)      $ (7,831,393)
                                                  =============================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           391,686       $  4,420,473
Shares issued to shareholders in
  reinvestment of dividends ..............            93,594          1,053,147
                                                  -----------------------------
Total issued .............................           485,280          5,473,620
Automatic conversion of shares ...........          (686,486)        (7,757,166)
Shares redeemed ..........................          (769,446)        (8,688,344)
                                                  -----------------------------
Net decrease .............................          (970,652)      $(10,971,890)
                                                  =============================

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            90,548       $  1,018,666
Shares issued to shareholders in
  reinvestment of dividends ..............            13,532            152,551
                                                  -----------------------------
Total issued .............................           104,080          1,171,217
Shares redeemed ..........................          (116,082)        (1,299,925)
                                                  -----------------------------
Net decrease .............................           (12,002)      $   (128,708)
                                                  =============================

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           491,888       $  5,547,248
Shares issued to shareholders in
  reinvestment of dividends ..............            23,499            264,648
                                                  -----------------------------
Total issued .............................           515,387          5,811,896
Shares redeemed ..........................          (143,404)        (1,628,417)
                                                  -----------------------------
Net increase .............................           371,983       $  4,183,479
                                                  =============================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended January 31, 2004                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            77,784       $    881,500
Shares issued to shareholders in
  reinvestment of dividends ..............            12,619            142,241
                                                  -----------------------------
Total issued .............................            90,403          1,023,741
Shares redeemed ..........................           (82,350)          (924,335)
                                                  -----------------------------
Net increase .............................             8,053       $     99,406
                                                  =============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            83,885       $    949,230
Shares issued to shareholders in
  reinvestment of dividends ..............            25,095            282,463
                                                  -----------------------------
Total issued .............................           108,980          1,231,693
Shares redeemed ..........................          (169,901)        (1,913,954)
                                                  -----------------------------
Net decrease .............................           (60,921)      $   (682,261)
                                                  =============================


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004      21

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended January 31, 2004.

6. Capital Loss Carryforward:

On July 31, 2003, the Fund had a net capital loss carryforward of $2,422,327, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


22      MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND  JANUARY 31, 2004      23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Pennsylvania Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #11299 -- 1/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits attached hereto

11(a) - Not Applicable

11(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

        Date: March 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

        Date: March 19, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

        Date: March 19, 2004